FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Net working capital	$ 504,322	$ 377,685
Cash	847,638	707,206	$ 332,227
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current assets (liabilities)	504,322	377,685
Cash & cash equivalents	$ 847,638	$ 707,206	$ 332,227
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Equity securities price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Potential amount recognized in other comprehensive income	$ 8,368
Potential decrease recognized in net earnings	805
Potential increase recognized net earnings	$ 738